Pension And Other Postretirement Employee Benefits (OPEB) Plans (Change In Project Benefit Obligations) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year			$ 3,201	$ 3,379	$ 3,379	$ 2,857
Service cost	$ 6	$ 6	18	18	25	23	$ 26
Interest cost	33	33	101	99	131	132	122
Participant contributions
Actuarial (gain) loss					(181)	515
Benefits paid					(153)	(148)
Projected benefit obligation at end of year					3,201	3,379	2,857
Accumulated benefit obligation at end of year					3,100	3,260
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation at beginning of year			1,088	1,054	1,054	924
Service cost	2	2	6	6	7	6	6
Interest cost	$ 12	$ 11	$ 36	$ 33	43	44	36
Participant contributions					15	15
Actuarial (gain) loss					25	128
Benefits paid					(56)	(63)
Projected benefit obligation at end of year					1,088	1,054	$ 924
Accumulated benefit obligation at end of year